UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02739

Name of Fund:  BlackRock Basic Value Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2020

Date of reporting period: 12/31/2019

Item 1 –	Report to Stockholders

DECEMBER 31, 2019

2019 Semi-Annual Report (Unaudited)

BlackRock Basic Value Fund, Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

U.S. equities and bonds finished the last year of the decade with impressive returns, putting an exclamation point on a decade of strong performance despite the fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. In many ways, it was fitting that the themes of 2019 — geopolitical uncertainty, fears of recession, and decisive monetary stimulus — put the capstone on a decade that was defined by grappling with these competing forces.

Equity and bond markets posted solid returns, particularly in the second half of the year, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that has characterized this economic cycle. U.S. large cap equities advanced the most, while equities at the high end of the risk spectrum — emerging markets and U.S. small cap — lagged while still posting solid returns.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, generally posted the strongest returns, as inflation remained low. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

As equity performance faltered in late 2018 and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted away from policies designed to decrease inflation in favor of renewed efforts to stimulate economic activity. The Fed left interest rates unchanged in January 2019, then reduced interest rates three times thereafter, starting in July 2019. Similarly, the Fed took measures to support liquidity in short-term lending markets. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe U.S. economic growth will stabilize and gradually improve in 2020. The primary drivers of recent market performance — trade and monetary policies — could take a back seat to a nascent expansion in manufacturing and a recent uptick in global growth. The headwinds of policy uncertainty in 2019 could become tailwinds in 2020 due to pro-cyclical policy shifts.

Overall, we favor increasing investment risk to benefit from the brighter outlook. In addition to having a positive view for equities overall, we favor emerging market equities over developed market equities. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, government bonds continue to be important portfolio stabilizers, while emerging market bonds, particularly local currency bonds, offer relatively attractive income opportunities.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.92%	31.49%
U.S. small cap equities (Russell 2000® Index)	7.30	25.52
International equities (MSCI Europe, Australasia, Far East Index)	7.01	22.01
Emerging market equities (MSCI Emerging Markets Index)	7.09	18.42
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.03	2.28
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	1.36	8.91
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.45	8.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.21	7.26
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.98	14.32
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2019	BlackRock Basic Value Fund, Inc.

Investment Objective

BlackRock Basic Value Fund, Inc.’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income by investing in securities, primarily equity securities, that management of the Fund believes are undervalued and therefore represent basic investment value.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2019, the Fund underperformed its benchmark, the Russell 1000® Value Index.

What factors influenced performance?

The largest detractor from the Fund’s relative performance over the period was stock selection in the information technology (“IT”) sector, specifically among stocks in the communications equipment industry. Stock selection within the wireless telecommunication services industry group in the communication services sector also weighed on relative performance. Also detracting from performance was the Fund’s stock selection among multiline retail companies in the consumer discretionary sector.

The largest contributor to the Fund’s relative performance was stock selection in the industrials sector, which included an overweight position to stocks in the electrical equipment industry. Stock selection in financials, most notably with an overweight position in banks, also contributed positively. Also adding to relative performance was stock selection in the consumer staples sector, especially among food products companies.

Describe recent portfolio activity.

During the period, the Fund increased its allocation to the consumer discretionary, financials, and industrials sectors. Conversely, the Fund’s weightings to the IT, utilities, and health care sectors decreased.

Describe portfolio positioning at period end.

Relative to the Russell 1000® Value Index, the Fund ended the period with overweight exposure to the health care, communication services, and energy sectors. The Fund maintained underweight sector exposure to real estate, industrials, and utilities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019 (continued)	BlackRock Basic Value Fund, Inc.

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.54%	24.22%	N/A	6.79%	N/A	10.25%	N/A
Investor A	8.39	23.86	17.36%	6.50	5.36%	9.93	9.34%
Investor C	7.89	22.84	21.84	5.64	5.64	9.06	9.06
Class K	8.57	24.32	N/A	6.90	N/A	10.30	N/A
Class R	8.17	23.44	N/A	6.14	N/A	9.56	N/A
Russell 1000® Value Index(c)	8.86	26.54	N/A	8.29	N/A	11.80	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth.
(c)	An unmanaged index that is a subset of the Russell 1000® Index that consists of those Russell 1000® securities with lower price-to-book ratios and lower expected growth values.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period(a)	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,085.40	$2.72	$1,000.00	$1,022.53	$2.64	0.52%
Investor A	1,000.00	1,083.90	4.32	1,000.00	1,020.99	4.19	0.83
Investor C	1,000.00	1,078.90	8.60	1,000.00	1,016.86	8.34	1.65
Class K	1,000.00	1,085.70	2.34	1,000.00	1,022.89	2.27	0.45
Class R	1,000.00	1,081.70	6.19	1,000.00	1,019.19	6.01	1.18

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

(b)

Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
JPMorgan Chase & Co.	5%
Wells Fargo & Co.	4
Verizon Communications, Inc.	4
Citigroup, Inc.	4
Pfizer, Inc.	3
Comcast Corp., Class A	3
Zimmer Biomet Holdings, Inc.	3
BP PLC — ADR	3
Cisco Systems, Inc.	3
AES Corp.	2

(a)	Excludes short-term investments.

SECTOR ALLOCATION

Sector	Percent of Net Assets
Financials	24%
Health Care	18
Communication Services	11
Energy	9
Consumer Staples	8
Information Technology	7
Industrials	7
Consumer Discretionary	6
Utilities	5
Materials	4
Short-Term Securities	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of February 4, 2015 is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2019 and held through December 31, 2019) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) December 31, 2019	BlackRock Basic Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.9%

Aerospace & Defense — 1.2%
BAE Systems PLC — ADR	766,616	$23,213,132

Automobiles — 1.3%
General Motors Co.	701,760	25,684,416

Banks — 12.9%
Citigroup, Inc.	865,327	69,130,974
JPMorgan Chase & Co.	625,648	87,215,331
Regions Financial Corp.	784,426	13,460,750
Wells Fargo & Co.	1,557,832	83,811,362

		253,618,417

Beverages — 2.5%
Molson Coors Beverage Co., Class B	622,218	33,537,550
PepsiCo, Inc.	115,049	15,723,747

		49,261,297

Biotechnology — 0.9%
Biogen, Inc.(a)	58,700	17,418,051

Building Products — 1.0%
Masco Corp.	413,620	19,849,624

Capital Markets — 2.8%
E*TRADE Financial Corp.	632,025	28,674,974
Goldman Sachs Group, Inc.	21,290	4,895,210
Morgan Stanley	417,818	21,358,856

		54,929,040

Chemicals — 3.0%
Akzo Nobel NV — ADR	183,939	6,263,123
Corteva, Inc.	1,416,711	41,877,977
Dow, Inc.	205,837	11,265,459

		59,406,559

Communications Equipment — 2.7%
Cisco Systems, Inc.	1,087,230	52,143,551

Construction & Engineering — 1.2%
Quanta Services, Inc.	568,560	23,146,078

Consumer Finance — 1.6%
Ally Financial, Inc.	172,595	5,274,503
Capital One Financial Corp.	244,430	25,154,291

		30,428,794

Diversified Financial Services — 1.5%
AXA Equitable Holdings, Inc.	1,167,075	28,920,119

Diversified Telecommunication Services — 4.5%
AT&T Inc.	235,870	9,217,800
Verizon Communications, Inc.	1,283,579	78,811,751

		88,029,551

Electric Utilities — 3.1%
Exelon Corp.	704,612	32,123,261
FirstEnergy Corp.	596,379	28,984,019

		61,107,280

Electrical Equipment — 1.8%
ABB Ltd. — ADR(b)	581,414	14,006,263
Hubbell, Inc.	140,244	20,730,868

		34,737,131

Food & Staples Retailing — 0.9%
Walgreens Boots Alliance, Inc.	288,038	16,982,720

Food Products — 3.3%
Conagra Brands, Inc.	632,018	21,640,296
Kellogg Co.	629,398	43,529,166

		65,169,462

Health Care Equipment & Supplies — 6.6%
Alcon, Inc.(a)	280,180	15,849,783

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Koninklijke Philips NV, NY Shares	681,158	$33,240,510
Medtronic PLC	189,159	21,460,089
Zimmer Biomet Holdings, Inc.	393,867	58,954,013

		129,504,395

Health Care Providers & Services — 4.5%
Cigna Corp.	172,050	35,182,505
Humana, Inc.	46,610	17,083,497
Laboratory Corp. of America Holdings(a)	213,870	36,180,388

		88,446,390

Household Durables — 2.1%
Sony Corp. — ADR(b)	597,620	40,638,160

Independent Power and Renewable Electricity Producers — 2.3%
AES Corp.	2,277,418	45,320,618

Industrial Conglomerates — 1.6%
Siemens AG — ADR	480,950	31,247,322

Insurance — 5.6%
American International Group, Inc.	530,394	27,225,124
Hartford Financial Services Group, Inc.	470,385	28,585,296
MetLife, Inc.	620,330	31,618,220
Willis Towers Watson PLC	115,118	23,246,929

		110,675,569

IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	249,874	15,497,185

Media — 4.6%
Comcast Corp., Class A	1,348,761	60,653,782
DISH Network Corp., Class A(a)	334,911	11,879,293
Interpublic Group of Cos., Inc.	766,369	17,703,124

		90,236,199

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	969,988	12,726,243

Multiline Retail — 1.7%
Dollar Tree, Inc.(a)	364,910	34,319,786

Oil, Gas & Consumable Fuels — 8.9%
BP PLC — ADR	1,446,560	54,593,174
ConocoPhillips	591,813	38,485,599
Marathon Oil Corp.	797,899	10,835,468
Marathon Petroleum Corp.	316,793	19,086,778
Suncor Energy, Inc.	463,837	15,213,854
Williams Cos., Inc.	1,484,381	35,209,517

		173,424,390

Personal Products — 0.7%
Unilever NV, NY Shares	253,940	14,591,392

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	324,030	20,799,486
Pfizer, Inc.	1,588,034	62,219,172
Sanofi — ADR	727,600	36,525,520

		119,544,178

Semiconductors & Semiconductor Equipment — 0.2%
QUALCOMM, Inc.	38,099	3,361,475

Software — 2.3%
CDK Global, Inc.	281,070	15,368,908
Oracle Corp.	550,515	29,166,285

		44,535,193

Specialty Retail — 0.9%
Lowe’s Cos., Inc.	143,700	17,209,512

Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.	57,799	16,972,676

Tobacco — 0.9%
Altria Group, Inc.	347,510	17,344,224

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Basic Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 1.4%
Telephone & Data Systems, Inc.	1,064,960	$27,081,933

Total Long-Term Investments — 98.9% (Cost: $1,470,735,181)		1,936,722,062

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(c)(e)	8,098,356	8,098,356
SL Liquidity Series, LLC, Money Market Series, 1.80%(c)(d)(e)	13,539,317	13,542,025

Total Short-Term Securities — 1.1% (Cost: $21,640,381)		21,640,381

Security	Value

Total Investments — 100.0% (Cost: $1,492,375,562)	$1,958,362,443

Liabilities in Excess of Other Assets — 0.0%	(18,420)

Net Assets — 100.0%	$1,958,344,023

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the six months ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	97,436,697	(89,338,341)	8,098,356	$8,098,356	$517,041		$27	$—
SL Liquidity Series, LLC, Money Market Series	4,928,053	8,611,264	13,539,317	13,542,025	31,033	(b)	(638)	(55)

				$21,640,381	$548,074		$(611)	$(55)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$1,936,722,062	$—	$—	$1,936,722,062
Short-Term Securities	8,098,356	—	—	8,098,356

Subtotal	$1,944,820,418	$—	$—	$1,944,820,418

Investments Valued at NAV(b)				13,542,025

Total Investments				$1,958,362,443

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

December 31, 2019

BlackRock Basic Value Fund, Inc.

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $13,316,677)(cost — $1,470,735,181)	$1,936,722,062
Investments at value — affiliated (cost — $21,640,381)	21,640,381
Cash	3,628
Receivables:
Investments sold	16,879,720
Securities lending income — affiliated	4,150
Tax reclaims	1,314,832
Capital shares sold	702,855
Dividends — affiliated	17,777
Dividends — unaffiliated	1,061,058
Prepaid expenses	75,910

Total assets	1,978,422,373

LIABILITIES
Cash collateral on securities loaned at value	13,542,510
Payables:
Investments purchased	1,447,510
Accounting services fees	13,956
Board realignment and consolidation	30,958
Capital shares redeemed	3,453,517
Investment advisory fees	682,396
Directors’ and Officer’s fees	15,812
Other accrued expenses	572,368
Other affiliates	31,843
Service and distribution fees	287,480

Total liabilities	20,078,350

NET ASSETS	$1,958,344,023

NET ASSETS CONSIST OF
Paid-in capital	$1,455,172,557
Accumulated earnings	503,171,466

NET ASSETS	$1,958,344,023

NET ASSET VALUE
Institutional — Based on net assets of $ 788,898,135 and 37,630,120 shares outstanding, 400 million shares authorized, $0.10 par value	$20.96

Investor A — Based on net assets of $ 1,095,058,820 and 53,053,845 shares outstanding, 200 million shares authorized, $0.10 par value	$20.64

Investor C — Based on net assets of $61,124,044 and 3,508,407 shares outstanding, 200 million shares authorized, $0.10 par value	$17.42

Class K — Based on net assets of $ 5,275,015 and 251,630 shares outstanding, 200 million shares authorized, $0.10 par value	$20.96

Class R — Based on net assets of $ 7,988,009 and 420,649 shares outstanding, 400 million shares authorized, $0.10 par value	$18.99

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations  (unaudited)

Six Months Ended December 31, 2019

BlackRock Basic Value Fund, Inc.

INVESTMENT INCOME
Dividends — unaffiliated	$25,144,623
Dividends — affiliated	517,041
Securities lending income — affiliated — net	31,033
Interest — unaffiliated	420
Foreign taxes withheld	(91,934)

Total investment income	25,601,183

EXPENSES
Investment advisory	4,172,420
Service and distribution — class specific	1,730,756
Transfer agent — class specific	1,092,027
Accounting services	88,305
Professional	54,047
Custodian	52,021
Registration	51,404
Printing	32,505
Directors and Officer	27,413
Miscellaneous	20,379

Total expenses	7,321,277
Less:
Fees waived and/or reimbursed by the Manager	(20,040)

Total expenses after fees waived and/or reimbursed	7,301,237

Net investment income	18,299,946

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	111,236,381
Investments — affiliated	(638)
Capital gain distributions from investment companies — affiliated	27

111,235,770

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	27,122,775
Investments — affiliated	(55)

27,122,720

Net realized and unrealized gain	138,358,490

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$156,658,436

See notes to financial statements.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Basic Value Fund, Inc.
	Six Months Ended 12/31/19 (unaudited)	Year Ended 06/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,299,946	$48,188,301
Net realized gain	111,235,770	297,275,369
Net change in unrealized appreciation (depreciation)	27,122,720	(233,365,806)

Net increase in net assets resulting from operations	156,658,436	112,097,864

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(92,472,643)	(220,453,115)
Investor A	(126,526,564)	(257,986,540)
Investor C	(7,969,735)	(17,623,417)
Class K	(637,710)	(1,502,287)
Class R	(995,061)	(2,270,173)

Decrease in net assets resulting from distributions to shareholders	(228,601,713)	(499,835,532)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(97,973,017)	2,389,302

NET ASSETS
Total decrease in net assets	(169,916,294)	(385,348,366)
Beginning of period	2,128,260,317	2,513,608,683

End of period	$1,958,344,023	$2,128,260,317

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Basic Value Fund, Inc.

	Institutional
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$21.86		$26.33	$25.18	$23.24	$27.88	$33.05

Net investment income(a)	0.22		0.53	0.46	0.39	0.44	0.49
Net realized and unrealized gain (loss)	1.56		0.57	1.95	2.37	(1.79)	0.82

Net increase (decrease) from investment operations	1.78		1.10	2.41	2.76	(1.35)	1.31

Distributions(b)
From net investment income	(0.58)		(0.53)	(0.45)	(0.45)	(0.43)	(0.50)
From net realized gain	(2.10)		(5.04)	(0.81)	(0.37)	(2.86)	(5.98)

Total distributions	(2.68)		(5.57)	(1.26)	(0.82)	(3.29)	(6.48)

Net asset value, end of period	$20.96		$21.86	$26.33	$25.18	$23.24	$27.88

Total Return(c)
Based on net asset value	8.54	%(d)	5.33%	9.65%	11.87%	(3.94)%	5.48%

Ratios to Average Net Assets(e)
Total expenses	0.52	%(f)	0.53%	0.55%	0.54%	0.55%	0.55	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.52	%(f)	0.53%	0.55%	0.54%	0.55%	0.55	%(g)(h)

Net investment income	2.04	%(f)	2.27%	1.77%	1.58%	1.84%	1.62	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$788,898		$897,982	$1,104,701	$1,689,349	$1,738,222	$1,964,894

Portfolio turnover rate	18%		34%	30%	26%	42%	41	%(i)

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/19		Year Ended June 30,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	—		0.01%	—	—	—	—

(f)	Annualized.
(g)	Includes the Fund’s share of the allocated net expenses and/or net investment income of Master Basic Value LLC (the “Master LLC”), an affiliate of the Fund.
(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.
(i)	Prior to February 9, 2015, the Fund invested all of its assets in the Master LLC. Portfolio turnover rate includes transactions from the Master LLC prior to February 9, 2015.

See notes to financial statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Basic Value Fund, Inc. (continued)

	Investor A
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$21.53		$26.01	$24.88	$22.97	$27.59	$32.76

Net investment income(a)	0.18		0.46	0.38	0.32	0.37	0.40
Net realized and unrealized gain (loss)	1.54		0.56	1.94	2.34	(1.77)	0.83

Net increase (decrease) from investment operations	1.72		1.02	2.32	2.66	(1.40)	1.23

Distributions(b)
From net investment income	(0.51)		(0.46)	(0.38)	(0.38)	(0.36)	(0.42)
From net realized gain	(2.10)		(5.04)	(0.81)	(0.37)	(2.86)	(5.98)

Total distributions	(2.61)		(5.50)	(1.19)	(0.75)	(3.22)	(6.40)

Net asset value, end of period	$20.64		$21.53	$26.01	$24.88	$22.97	$27.59

Total Return(c)
Based on net asset value	8.39	%(d)	5.02%	9.37%	11.57%	(4.22)%	5.23%

Ratios to Average Net Assets(e)
Total expenses	0.83	%(f)	0.82%	0.82%	0.82%	0.83%	0.81	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.83	%(f)	0.81%	0.82%	0.82%	0.83%	0.81	%(g)(h)

Net investment income	1.72	%(f)	1.98%	1.47%	1.30%	1.56%	1.36	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$1,095,059		$1,145,675	$1,271,484	$1,509,458	$1,503,837	$1,760,169

Portfolio turnover rate	18%		34%	30%	26%	42%	41	%(i)

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/19		Year Ended June 30,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	—		0.01%	—	—	—	—

(f)	Annualized.
(g)	Includes the Fund’s share of the allocated net expenses and/or net investment income of Master Basic Value LLC (the “Master LLC”), an affiliate of the Fund.
(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.
(i)	Prior to February 9, 2015, the Fund invested all of its assets in the Master LLC. Portfolio turnover rate includes transactions from the Master LLC prior to February 9, 2015.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Basic Value Fund, Inc. (continued)

	Investor C
	Six Months Ended 12/31/19		Year Ended June 30,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$18.49		$22.97	$21.97	$20.37	$24.84	$30.13

Net investment income(a)	0.08		0.24	0.15	0.12	0.16	0.15
Net realized and unrealized gain (loss)	1.30		0.48	1.71	2.06	(1.60)	0.73

Net increase (decrease) from investment operations	1.38		0.72	1.86	2.18	(1.44)	0.88

Distributions(b)
From net investment income	(0.35)		(0.16)	(0.05)	(0.21)	(0.17)	(0.19)
From net realized gain	(2.10)		(5.04)	(0.81)	(0.37)	(2.86)	(5.98)

Total distributions	(2.45)		(5.20)	(0.86)	(0.58)	(3.03)	(6.17)

Net asset value, end of period	$17.42		$18.49	$22.97	$21.97	$20.37	$24.84

Total Return(c)
Based on net asset value	7.89	%(d)	4.21%	8.49%	10.68%	(4.96)%	4.38%

Ratios to Average Net Assets(e)
Total expenses	1.65	%(f)	1.61%	1.64%	1.61%	1.62%	1.60	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.65	%(f)	1.61%	1.64%	1.61%	1.62%	1.60	%(g)(h)

Net investment income	0.91	%(f)	1.15%	0.67%	0.55%	0.76%	0.57	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$61,124		$68,752	$115,948	$163,671	$355,558	$430,809

Portfolio turnover rate	18%		34%	30%	26%	42%	41	%(i)

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/19		Year Ended June 30,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	—		0.01%	—	—	—	—

(f)	Annualized.
(g)	Includes the Fund’s share of the allocated net expenses and/or net investment income of Master Basic Value LLC (the “Master LLC”), an affiliate of the Fund.
(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.
(i)	Prior to February 9, 2015, the Fund invested all of its assets in the Master LLC. Portfolio turnover rate includes transactions from the Master LLC prior to February 9, 2015.

See notes to financial statements.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Basic Value Fund, Inc. (continued)

	Class K
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,				Period from 02/04/2015(a) to 06/30/2015
			2019	2018	2017	2016

Net asset value, beginning of period	$21.87		$26.35	$25.19	$23.26	$27.90	$26.46

Net investment income(b)	0.23		0.55	0.51	0.43	0.46	0.20
Net realized and unrealized gain (loss)	1.55		0.57	1.94	2.35	(1.78)	1.24

Net increase (decrease) from investment operations	1.78		1.12	2.45	2.78	(1.32)	1.44

Distributions(c)
From net investment income	(0.59)		(0.56)	(0.48)	(0.48)	(0.46)	—
From net realized gain	(2.10)		(5.04)	(0.81)	(0.37)	(2.86)	—

Total distributions	(2.69)		(5.60)	(1.29)	(0.85)	(3.32)	—

Net asset value, end of period	$20.96		$21.87	$26.35	$25.19	$23.26	$27.90

Total Return(d)
Based on net asset value	8.57	%(e)	5.42%	9.81%	11.93%	(3.86)%	5.44	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.45	%(g)	0.45%	0.44%	0.44%	0.44%	0.46	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.45	%(g)	0.45%	0.44%	0.44%	0.44%	0.45	%(g)(h)

Net investment income	2.09	%(g)	2.33%	1.99%	1.72%	1.95%	1.75	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$5,275		$5,128	$9,240	$60,153	$72,584	$40,787

Portfolio turnover rate	18%		34%	30%	26%	42%	41	%(i)(j)

(a) Commencement of operations.
(b) Based on average shares outstanding.
(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Aggregate total return.
(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/19		Year Ended June 30,				Period from 02/04/2015(a)
	(unaudited)		2019	2018	2017	2016	to 06/30/2015
Investments in underlying funds	—		0.01%	—	—	—	—

(g)	Annualized.
(h)	Includes the Fund’s share of the allocated net expenses and/or net investment income of Master Basic Value LLC (the “Master LLC”), an affiliate of the Fund.
(i)	Prior to February 9, 2015, the Fund invested all of its assets in the Master LLC. Portfolio turnover rate includes transactions from the Master LLC prior to February 9, 2015.
(j)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Basic Value Fund, Inc. (continued)

	Class R
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$19.96		$24.48	$23.48	$21.73	$26.29	$31.51

Net investment income(a)	0.14		0.35	0.28	0.23	0.28	0.29
Net realized and unrealized gain (loss)	1.41		0.52	1.83	2.21	(1.70)	0.78

Net increase (decrease) from investment operations	1.55		0.87	2.11	2.44	(1.42)	1.07

Distributions(b)
From net investment income	(0.42)		(0.35)	(0.30)	(0.32)	(0.28)	(0.31)
From net realized gain	(2.10)		(5.04)	(0.81)	(0.37)	(2.86)	(5.98)

Total distributions	(2.52)		(5.39)	(1.11)	(0.69)	(3.14)	(6.29)

Net asset value, end of period	$18.99		$19.96	$24.48	$23.48	$21.73	$26.29

Total Return(c)
Based on net asset value	8.17	%(d)	4.67%	9.02%	11.19%	(4.53)%	4.86%

Ratios to Average Net Assets(e)
Total expenses	1.19	%(f)	1.15%	1.16%	1.16%	1.15%	1.16	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.18	%(f)	1.15%	1.16%	1.15%	1.15%	1.16	%(g)(h)

Net investment income	1.36	%(f)	1.65%	1.15%	0.98%	1.24%	1.00	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$7,988		$10,725	$12,236	$15,623	$16,577	$15,857

Portfolio turnover rate	18%		34%	30%	26%	42%	41	%(i)

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/19		Year Ended June 30,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	—		0.01%	—	—	—	—

(f)	Annualized.
(g)	Includes the Fund’s share of the allocated net expenses and/or net investment income of Master Basic Value LLC (the “Master LLC”), an affiliate of the Fund.
(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.
(i)	Prior to February 9, 2015, the Fund invested all of its assets in the Master LLC. Portfolio turnover rate includes transactions from the Master LLC prior to February 9, 2015.

See notes to financial statements.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Basic Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as diversified. The Fund is organized as a Maryland corporation.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Class R Shares are sold only to certain employer-sponsored retirement plans. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2019, certain investments of the Fund were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Goldman Sachs & Co	$11,172,400	$(11,172,400)	$—
JP Morgan Securities LLC	571,200	(571,200)	—
UBS Securities LLC	1,573,077	(1,573,077)	—

	$13,316,677	$(13,316,677)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $100 Million	0.60%
$100 Million — $200 Million	0.50
Greater than $200 Million	0.40

Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C	Class R
Service Fee	0.25%	0.25%	0.25%
Distribution Fee	—	0.75	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended December 31, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Class R	Total
$1,389,097	$319,561	$22,098	$1,730,756

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2019, the Fund paid $2 to affiliates of BlackRock in return for these services to Institutional Shares, which are included in transfer agent — class specific in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2019, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Class K	Class R	Total
$9,208	$11,947	$1,703	$13	$46	$22,917

For the six months ended December 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Class R	Total
$302,227	$713,494	$65,828	$13	$10,465	$1,092,027

Other Fees: For the six months ended December 31, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $4,303.

For the six months ended December 31, 2019, affiliates received CDSCs as follows:

Investor A	$316
Investor C	1,936

Expense Limitations, Waivers and Reimbursements: The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended December 31, 2019, the amount waived was $20,040.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through October 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended December 31, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

For the six months ended December 31, 2019, the Fund reimbursed the Manager $13,602 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses of Class R Shares to 1.22% as a percentage of average daily net assets, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The Manager has agreed not to reduce or discontinue this contractual expense limitation through October 31, 2020, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended December 31, 2019, there were no fees waived and/or reimbursed by the Manager.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 73.5% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended December 31, 2019, the Fund paid BIM $8,211 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended December 31, 2019, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended December 31, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain
$—	$2,090,078	$40,929

6.	PURCHASES AND SALES

For the six months ended December 31, 2019, purchases and sales of investments, excluding short-term securities, were $359,812,753 and $594,518,482 respectively.

7.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended June 30, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of December 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,506,660,807

Gross unrealized appreciation	$487,541,127
Gross unrealized depreciation	(35,839,491)

Net unrealized appreciation	$451,701,636

8.	BANK BORROWINGS

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended December 31, 2019, the Fund did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (unaudited) (continued)

be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 12/31/19		Year Ended 06/30/19
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,595,405	$34,689,421	4,816,944	$110,777,856
Shares issued in reinvestment distributions	3,990,921	80,856,067	9,358,033	194,271,819
Shares redeemed	(9,026,249)	(196,121,095)	(15,053,075)	(339,872,971)

Net decrease	(3,439,923)	$(80,575,607)	(878,098)	$(34,823,296)

Investor A
Shares sold and automatic conversion of shares	2,005,306	$42,964,819	5,486,798	$124,184,029
Shares issued in reinvestment distributions	5,827,498	116,258,593	11,549,957	236,540,735
Shares redeemed	(7,982,312)	(170,340,709)	(12,715,806)	(286,727,199)

Net increase (decrease)	(149,508)	$(11,117,297)	4,320,949	$73,997,565

Investor C
Shares sold	110,175	$1,989,856	616,796	$10,964,435
Shares issued in reinvestment distributions	442,480	7,455,786	907,114	16,019,589
Shares redeemed and automatic conversion of shares	(763,290)	(13,705,831)	(2,852,912)	(60,866,696)

Net decrease	(210,635)	$(4,260,189)	(1,329,002)	$(33,882,672)

Class K
Shares sold	39,445	$858,640	56,698	$1,300,194
Shares issued in reinvestment distributions	31,476	637,710	72,399	1,502,287
Shares redeemed	(53,736)	(1,157,067)	(245,277)	(5,904,497)

Net increase (decrease)	17,185	$339,283	(116,180)	$(3,102,016)

Class R
Shares sold	19,252	$379,226	136,451	$2,677,860
Shares issued in reinvestment distributions	54,197	995,061	119,357	2,270,173
Shares redeemed	(190,149)	(3,733,494)	(218,336)	(4,748,312)

Net increase (decrease)	(116,700)	$(2,359,207)	37,472	$199,721

Total Net Increase (Decrease)	(3,899,581)	$(97,973,017)	2,035,141	$2,389,302

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of BlackRock Basic Value Fund, Inc. met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity, and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	23

Director and Officer Information

Mark Stalnecker, Chair of the Board and Director

Bruce R. Bond, Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Lena G. Goldberg, Director

Robert M. Hernandez, Director

Henry R. Keizer, Director

Cynthia A. Montgomery, Director

Donald C. Opatrny, Director

Joseph P. Platt, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Robert Fairbairn, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Fund.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Fund.

Effective December 31, 2019, Robert M. Hernandez retired as Director of the Fund.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	25

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BV-12/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

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(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc.

Date: February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc.

Date: February 28, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc.

Date: February 28, 2020

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